Related Party	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party

15. Related Party

For the nine months ended September 30, 2019, the Company paid $0.1 million, for consulting services provided by an entity affiliated with its former interim Chief Financial Officer.

Except as disclosed elsewhere in the notes to the accompanying consolidated financial statements, there were no other material transactions with related parties.